PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2022			€ 599	$ 599
Current service cost	€ 8	€ 8	15		€ 15
Interest cost / (income)	2	2	5		4
Immediate recognition of gains arising over the year	(3)	0	(5)		(1)
Administration expenses	1	0	1		1
Remeasurements due to:
—actual return less interest on plan assets			85
—changes in financial assumptions			(236)
—changes in demographic assumptions			0
—experience losses			(3)
Effects of changes in foreign exchange rates			21
Benefits paid			(11)
Contributions by the Group			(10)
Contributions by the plan participants			0
At June 30, 2022	461		461
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2022			350
Current service cost	6	6	11		11
Interest cost / (income)	1	1	2		2
Immediate recognition of gains arising over the year	0	0	0		0
Administration expenses	1	0	1		1
Remeasurements due to:
At June 30, 2022	241		241
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2022			249
Current service cost	2	2	4		4
Interest cost / (income)	1	1	3		2
Immediate recognition of gains arising over the year	(3)	0	(5)		(1)
Administration expenses	0	€ 0	0		€ 0
Remeasurements due to:
At June 30, 2022	220		220
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2022			1,143
Current service cost			15
Interest cost / (income)			9
Immediate recognition of gains arising over the year			(5)
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(236)
—changes in demographic assumptions			0
—experience losses			(3)
Effects of changes in foreign exchange rates			51
Benefits paid			(27)
Contributions by the Group			0
Contributions by the plan participants			3
At June 30, 2022	950		950
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2022			894
Current service cost			11
Interest cost / (income)			6
Immediate recognition of gains arising over the year			0
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(197)
—changes in demographic assumptions			0
—experience losses			(2)
Effects of changes in foreign exchange rates			33
Benefits paid			(18)
Contributions by the Group			0
Contributions by the plan participants			2
At June 30, 2022	729		729
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2022			249
Current service cost			4
Interest cost / (income)			3
Immediate recognition of gains arising over the year			(5)
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(39)
—changes in demographic assumptions			0
—experience losses			(1)
Effects of changes in foreign exchange rates			18
Benefits paid			(9)
Contributions by the Group			0
Contributions by the plan participants			1
At June 30, 2022	221		221
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2022			(544)
Current service cost			0
Interest cost / (income)			(4)
Immediate recognition of gains arising over the year			0
Administration expenses			1
Remeasurements due to:
—actual return less interest on plan assets			85
—changes in financial assumptions			0
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			(30)
Benefits paid			16
Contributions by the Group			(10)
Contributions by the plan participants			(3)
At June 30, 2022	€ (489)		€ (489)